Cover Page	Sep. 10, 2026
Cover [Abstract]
Document Type	8-K
Entity Registrant Name	Schneider National, Inc.
Entity Incorporation, State or Country Code	WI
Entity File Number	001-38054
Entity Tax Identification Number	39-1258315
Entity Address, Address Line One	3101 South Packerland Drive
Entity Address, City or Town	Green Bay
Entity Address, State or Province	WI
Entity Address, Postal Zip Code	54313
City Area Code	920
Local Phone Number	592-2000
Title of 12(b) Security	Class B common stock, no par value
Trading Symbol	SNDR
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001692063
Amendment Flag	false
Document Period End Date	Sep. 10, 2026